Share Capital - Range of Exercise Prices of Stock Options (Details) shares in Thousands	12 Months Ended
	Dec. 31, 2020 shares $ / shares	Dec. 31, 2019 shares $ / shares	Dec. 31, 2018 shares $ / shares
Disclosure of range of exercise prices of outstanding share options [line items]
Stock options outstanding (in shares) | shares	48,656	47,646	46,685
Weighted average remaining term (years)	2 years 10 months 24 days
Weighted average exercise price, options outstanding (in CAD per share)	$ 37.53	$ 38.04	$ 37.92
Stock options exercisable (in shares) | shares	17,970	17,057
Weighted average exercise price, options exercisable (in CAD per share)	$ 39.59	$ 38.74
$20.76 - $24.99
Disclosure of range of exercise prices of outstanding share options [line items]
Stock options outstanding (in shares) | shares	3,829
Weighted average remaining term (years)	3 years 10 months 9 days
Weighted average exercise price, options outstanding (in CAD per share)	$ 21.12
Stock options exercisable (in shares) | shares	944
Weighted average exercise price, options exercisable (in CAD per share)	$ 21.64
$20.76 - $24.99 | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices	20.76
$20.76 - $24.99 | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices	$ 24.99
$25.00 - $29.99
Disclosure of range of exercise prices of outstanding share options [line items]
Stock options outstanding (in shares) | shares	1,975
Weighted average remaining term (years)	1 year 9 months 21 days
Weighted average exercise price, options outstanding (in CAD per share)	$ 28.48
Stock options exercisable (in shares) | shares	1,362
Weighted average exercise price, options exercisable (in CAD per share)	$ 28.85
$25.00 - $29.99 | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices	25.00
$25.00 - $29.99 | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices	$ 29.99
$30.00 - $34.99
Disclosure of range of exercise prices of outstanding share options [line items]
Stock options outstanding (in shares) | shares	4,177
Weighted average remaining term (years)	4 years 2 months 23 days
Weighted average exercise price, options outstanding (in CAD per share)	$ 32.37
Stock options exercisable (in shares) | shares	378
Weighted average exercise price, options exercisable (in CAD per share)	$ 32.40
$30.00 - $34.99 | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices	30.00
$30.00 - $34.99 | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices	$ 34.99
$35.00 - $39.99
Disclosure of range of exercise prices of outstanding share options [line items]
Stock options outstanding (in shares) | shares	22,495
Weighted average remaining term (years)	3 years 5 months 8 days
Weighted average exercise price, options outstanding (in CAD per share)	$ 37.49
Stock options exercisable (in shares) | shares	4,721
Weighted average exercise price, options exercisable (in CAD per share)	$ 37.42
$35.00 - $39.99 | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices	35.00
$35.00 - $39.99 | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices	$ 39.99
$40.00 - $44.99
Disclosure of range of exercise prices of outstanding share options [line items]
Stock options outstanding (in shares) | shares	12,935
Weighted average remaining term (years)	1 year 6 months 10 days
Weighted average exercise price, options outstanding (in CAD per share)	$ 43.57
Stock options exercisable (in shares) | shares	8,884
Weighted average exercise price, options exercisable (in CAD per share)	$ 43.54
$40.00 - $44.99 | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices	40.00
$40.00 - $44.99 | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices	$ 44.99
$45.00 - $46.74
Disclosure of range of exercise prices of outstanding share options [line items]
Stock options outstanding (in shares) | shares	3,245
Weighted average remaining term (years)	2 years 4 months 24 days
Weighted average exercise price, options outstanding (in CAD per share)	$ 45.21
Stock options exercisable (in shares) | shares	1,681
Weighted average exercise price, options exercisable (in CAD per share)	$ 45.18
$45.00 - $46.74 | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices	45.00
$45.00 - $46.74 | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices	$ 46.74